Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Stock Dividend Fund, Inc.
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%	7.44%	8.14%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.51%	13.08%